PRUDENTIAL MYROCKSM ADVISOR VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated August 15, 2023
to Prospectus dated May 1, 2023

This Supplement should be read in conjunction with the current Prospectus ("Prospectus") for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
This Supplement contains information about a change to the BlackRock Global Allocation V.I. Fund - Class I variable investment option available in your Annuity.
Effective immediately, the Current Expenses listed in the table in "Appendix A - Portfolios Available Under the Annuity" for the following Portfolio are restated as shown below.

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2022)
					1-Year	5-Year	10-Year
Allocation	BlackRock Global Allocation V.I. Fund - Class I♦, † BlackRock Advisors, LLC BlackRock (Singapore) Limited	0.77%	None	0.77%	-15.86%	3.50%	5.06%

♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
†	The Portfolio has other expenses. Please see the Portfolio prospectus for additional information.
BlackRock Global Allocation V.I. Fund - Class I
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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